UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Goldman Sachs Lending Partners LLC1

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

____ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

_________________ to ________________

Date of Report (Date of earliest event reported)______________________

Commission File Number of securitizer: ____________________

Central Index Key Number of securitizer: ___________________

______________________________________________________________________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

X Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:     0001767571

Goldman Sachs Lending Partners LLC

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):____________

Central Index Key Number of underwriter (if applicable): _____________

Charles Johnston, (212) 357-7851

Name and telephone number, including area code, of the person to contact in connection with this filing

1 Goldman Sachs Lending Partners LLC, as securitizer, is filing this Form ABS-15G in respect of issuances of asset-backed securities by the following issuer (under Rule 144A of the Securities Act of 1933, as amended from time to time): GoodLeap Sustainable Home Solutions Trust 2024-1, as issuer

INFORMATION TO BE INCLUDED IN THE REPORT

FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures under Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibit to this Form ABS-15G. Exhibit. Please see the Exhibit Index for the related information.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

GOLDMAN SACHS LENDING PARTNERS LLC   (Securitizer, Depositor or Underwriter)

Date

                                                                                (Signature)*

Name: Charles Johnston

Title:   Authorized Signatory

*Print name and title of the signing officer under his signature.

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS DUE DILIGENCE-15E

CERTIFICATION OF PROVIDER OF THIRD-PARTY DUE DILIGENCE SERVICES FOR ASSET-BACKED SECURITIES

Pursuant 17 CFR 240.17g-10, this Form must be used by a person providing third-party due diligence services in connection with an asset-backed security to comply with section 15E(s)(4)(B) of the Securities Exchange Act of 1934 (15 U.S.C. 78o-7(s)(4)(B)). Section 15E(s)(4)(B) of the Securities Exchange Act of 1934 requires a person providing the due diligence services to provide a written certification to any nationally recognized statistical rating organization that produces a credit rating to which such due diligence services relate.

Item 1. Identity of the person providing third-party due diligence services

Legal Name: Deloitte & Touche LLP

Business Name (if Different):

Principal Business Address: 30 Rockefeller Plaza, New York, New York 10112

Item 2. Identity of the person who paid the person to provide third-party due diligence services

Legal Name: Goldman Sachs Lending Partners LLC

Business Name (if Different):

Principal Business Address: 200 West Street, New York, New York 10282

Item 3. Credit rating criteria

If the due diligence performed by the third party is intended to satisfy the criteria for due diligence published by a nationally recognized statistical rating organization, identify the nationally recognized statistical rating organization and the title and date of the published criteria (more than one nationally recognized statistical rating organization may be identified).

Not applicable

Item 4. Description of the due diligence performed

Provide a description of the scope and manner of the due diligence services performed in connection with the review of assets that is sufficiently detailed to provide an understanding of the steps taken in performing the review. Include in the description: (1) the type of assets that were reviewed; (2) the sample size of the assets reviewed; (3) how the sample size was determined and, if applicable, computed; (4) whether the accuracy of information or data about the assets provided, directly or indirectly, by the securitizer or originator of the assets was reviewed and, if so, how the review was conducted; (5) whether the conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements was reviewed and, if so, how the review was conducted; (6) whether the value of collateral securing such assets was reviewed and, if so, how the review was conducted; (7) whether the compliance of the originator of the assets with federal, state, and local laws and regulations was reviewed and, if so, how the review was conducted; and (8) any other type of review that was part of the due diligence services conducted by the person executing this Form. This description should be attached to the Form and contain the heading "Item 4." Provide this description regardless of whether the due diligence performed is intended to satisfy the criteria for due diligence published by a nationally recognized statistical rating organization.

See Attachments related to GoodLeap Sustainable Home Solutions Trust 2024-1, Sustainable Home Improvement Loan Backed Notes, Series 2024-1.

Item 5. Summary of findings and conclusions of review

Provide a summary of the findings and conclusions that resulted from the due diligence services that is sufficiently detailed to provide an understanding of the findings and conclusions that were conveyed to the person identified in Item 2. This summary should be attached to the Form and contain the heading "Item 5.,,

See Attachments related to GoodLeap Sustainable Home Solutions Trust 2024-1, Sustainable Home Improvement Loan Backed Notes, Series 2024-1.

CERTIFICATION

The undersigned has executed this Form ABS Due Diligence 15E on behalf of, and on the authority of, the person identified in Item 1 of the Form. The undersigned, on behalf of the person, represents that the person identified in Item 1 of the Form conducted a thorough review in performing the due diligence described in Item 4 attached to this Form and that the information and statements contained in this Form, including Items 4 and 5 attached to this Form, which are part of this Form, are accurate in all significant respects on and as of the date hereof.

Name of Person Identified in Item 1: Deloitte & Touche LLP

By:	Greg Sobreiro	/s/ Greg Sobreiro
	(Print name of duly authorized person)	(Signature)

Date: April 3, 2024

Attachment:
Item 4 of Form ABS Due Diligence-15E related to
GoodLeap Sustainable Home Solutions Trust 2024-1,
Sustainable Home Improvement Loan Backed Notes, Series 2024-1

Deloitte & Touche LLP performed an agreed-upon procedures engagement conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants (the "Services") as described in the attached Independent Accountants' Report on Applying Agreed-Upon Procedures dated April 2, 2024 (the "Report").

Accordingly:

•	The nature, scope and design of the Services are solely the responsibility of the "Specified Parties" identified in the Report and the appropriateness of the Services performed is solely the responsibility of the engaging party;

•	Deloitte & Touche LLP makes no representations as to the appropriateness of the Services for the purposes of the Specified Parties or for any other purpose;

•	The Report is intended solely for the use of the Specified Parties and is not intended to be used by anyone other than the Specified Parties; and

•	Deloitte & Touche LLP was not engaged to conduct, and did not conduct, (i) an audit conducted in accordance with generally accepted auditing standards or (ii) an examination or a review conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants, the objective of which would be the expression of an opinion, conclusion or limited assurance; Deloitte & Touche LLP does not express such an opinion, conclusion, limited assurance, or any other form of assurance.

The Report contains a description of the following:

(i)	the type of assets;

(ii)	the sample size;

(iii)	how the sample size was determined and, if applicable, computed; and

(iv)	the scope and manner of the Services performed.

None of the engagement, Services or Report was intended to address, nor did they address, the following:

(i)	the conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;

(ii)	the value of collateral securing such assets; or

(iii)	the compliance of the originator of the assets with federal, state, and local laws and regulations.

As of the date of this Form, Deloitte & Touche LLP performed no other procedures that would be considered due diligence services related to GoodLeap Sustainable Home Solutions Trust 2024-1, Sustainable Home Improvement Loan Backed Notes, Series 2024-1.

Attachment:
Item 5 of Form ABS Due Diligence-15E related to
GoodLeap Sustainable Home Solutions Trust 2024-1,
Sustainable Home Improvement Loan Backed Notes, Series 2024-1

Independent Accountants' Report on Applying Agreed-Upon Procedures dated April 2, 2024 related to GoodLeap Sustainable Home Solutions Trust 2024-1, Sustainable Home Improvement Loan Backed

Notes, Series 2024-1